Earnings per share - Summary of Basic and Diluted Earnings Per Share (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Basic earnings per share	£ 0.876	£ 1.155	£ 0.939
Diluted earnings per share	£ 0.866	£ 1.141	£ 0.926